TRADE AND OTHER PAYABLES (Details) $ in Millions, Rp in Billions	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 IDR (Rp)
TRADE AND OTHER PAYABLES
Trade payables	Rp 18,608		Rp 18,457
Other payables	441		463
Total trade and other payables	Rp 19,049	$ 1,237	Rp 18,920